OTHER FINANCIAL DATA - OTHER INCOME (Details) (USD $)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Component of Other Income, Nonoperating [Line Items]
Regulatory interest, net	$ 6,000,000	[1]	$ 5,000,000	[1]	$ 1,000,000	[1]
Investment gains (losses)	27,000,000	[2]	39,000,000	[2]	41,000,000	[2]
Gains (losses) on interest rate and foreign exchange instruments, net	(15,000,000)		17,000,000		10,000,000
Sundry, net	7,000,000		3,000,000		9,000,000
AFUDC related to equity	106,000,000		75,000,000		96,000,000
Foreign currency gain (losses)	(15,000,000)		(3,000,000)		9,000,000
Electrical infrastructure relocation income	21,000,000	[3]	4,000,000	[3]	6,000,000	[3]
Total	137,000,000		140,000,000		172,000,000
Parent Company [Member]
Component of Other Income, Nonoperating [Line Items]
Total	50,000,000		41,000,000		66,000,000
San Diego Gas and Electric Company [Member]
Component of Other Income, Nonoperating [Line Items]
Regulatory interest, net	6,000,000	[1]	4,000,000	[1]	2,000,000	[1]
Sundry, net	(3,000,000)		(3,000,000)		(4,000,000)
AFUDC related to equity	37,000,000		39,000,000		71,000,000
Total	40,000,000		40,000,000		69,000,000
Southern California Gas Company [Member]
Component of Other Income, Nonoperating [Line Items]
Regulatory interest, net	0	[1]	1,000,000	[1]	(1,000,000)	[1]
Sundry, net	(6,000,000)		(7,000,000)		(7,000,000)
AFUDC related to equity	26,000,000		17,000,000		25,000,000
Total	$ 20,000,000		$ 11,000,000		$ 17,000,000

[1]	Interest on regulatory balancing accounts.
[2]
Represents investment gains on dedicated assets in support of our executive retirement and deferred compensation plans. These amounts are partially offset by corresponding changes in compensation expense related to the plans.

[3]	Income at Luz del Sur associated with the relocation of electrical infrastructure.